Dechert LLP One International Place 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 275 8374 Fax
Michael McGrail michael.mcgrail@dechert.com +1 617 728 7140 Direct

April 3, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 954 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Energy Infrastructure Fund and Goldman Sachs Clean Energy Income Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on March 27, 2026.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7140.

Sincerely,

/s/ Michael McGrail
Michael McGrail